Prepaid expenses and other current assets - Additional information (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥) item	Jan. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Prepaid expenses and other current assets
Remaining amount receivable			¥ 99,235,400
Jiangxi Ruijing
Prepaid expenses and other current assets
Number of earnings rights purchased | item	2
Jiangxi Ruijing | Loan 1
Prepaid expenses and other current assets
Principal amount of loan assets	¥ 100,000,000
Jiangxi Ruijing | Loan 2
Prepaid expenses and other current assets
Principal amount of loan assets	¥ 280,000,000
Remaining amount receivable		¥ 100,000,000